February 28, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds – Post-Effective Amendment No. 171

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a.

the form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 171 to the Trust’s registration statement on Form N-1A; and

b.

the text of Post-Effective Amendment No. 171 to the Trust’s registration statement was filed with the Commission via EDGAR on February 24, 2023 (Accession No. 0001193125-23-048883) with an effective date of March 1, 2023.

Please do not hesitate to contact the undersigned at (312) 443-4426 if you have any questions.

Sincerely,

/s/Diana R. Podgorny
Diana R. Podgorny
Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Distributed by Harbor Funds Distributors, Inc.